Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

The following information replaces the similar information found in the "Portfolio Manager(s)" section on page 7.

Colin Chickles has served as manager of the fund since January 2010.

The following information replaces the similar information found in the "Fund Management" section on page 25.

Colin Chickles is manager of the fund, which he has managed since January 2010. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEA-10-01 January 22, 2010
1.725513.131

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2009
Prospectus

The following information replaces the similar information found in the "Portfolio Manager(s)" section on page 6.

Colin Chickles has served as manager of the fund since January 2010.

The following information replaces the similar information found in the "Fund Management" section on page 24.

Colin Chickles is manager of the fund, which he has managed since January 2010. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEAI-10-01 January 22, 2010
1.725514.122